CONTINGENCIES AND COMMITMENTS (Narrative) (Details) $ in Thousands, R in Millions	9 Months Ended		24 Months Ended	36 Months Ended
	May 31, 2019 USD ($)	May 31, 2019 ZAR (R)	Aug. 31, 2018 ZAR (R)	Aug. 31, 2016 ZAR (R)	May 31, 2019 ZAR (R)
Statements [Line Items]
Minimum operating lease payments recognized as expense | $	$ 1,044
Maseve Investments 11 (Pty) Ltd. [Member]
Statements [Line Items]
Proportion of ownership and voting rights held by non-controlling interests	17.10%	17.10%
Tax Audit South Africa [Member]
Statements [Line Items]
Unrealized foreign exchange differences as income tax deductions		R 1,400
Taxable income			R 266	R 182
Income tax liability	$ 3,490				R 51
Income taxation rate			28.00%